Segmental Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 Segment
Disclosure of reportable segments [line items]
Number of reportable segments	4
Geographic concentration risk2 [member] | Revenue [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue
Concentration risk percentage	10.00%
Geographic concentration risk2 [member] | Non-current Assets [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	Non-current assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current assets
Concentration risk percentage	10.00%